TAX EXPENSE (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Net loss carried forward	$ 48.0	$ 28.7
Accrued warranty costs	20.8	17.0
Depreciation of property, plant and equipment	8.5	3.3
Impairment of long-lived assets	16.9	14.1
Provision for inventories and purchase commitments	29.6	3.9
Provision for pension	0.2	1.3
Government grant	2.3	2.2
Pre-operating expense	0.1	0.1
Sales commission fee	3.0	1.1
Accrued other expenses	5.3	5.1
Unrealized investment gain	0.9	(4.7)
Accrual Payroll	3.8	5.9
Intangible assets	(0.4)	(55.7)
Unrealized fair value adjustments	(5.4)	6.1
Others	2.2	2.4
Deferred tax assets, gross	135.8	30.8
Valuation allowance	(64.8)	(23.8)
Net deferred tax assets	71.0	7.0
Deferred tax assets are analyzed as:
Current	21.4	22.6
Deferred tax assets, net	49.6	(15.6)
Total	71.0	7.0
Tax expense additional information
Net operating losses which will expire between 2012 and 2016	276.0
Withholding income tax rate on dividends which arise from profits of FIEs under EIT Law (as a percent)	10.00%	10.00%	10.00%	10.00%
Withholding income tax rate on dividends which arise from profits of FIEs under EIT Law if the foreign investor is incorporated in Hong Kong and holds at least 25% in FIE (as a percent)	5.00%
Minimum percentage of equity interest in FIE considered for reduction in withholding income tax rate	25.00%
Withholding income tax rate on dividends which arise from profits of FIEs under EIT Law if the foreign investor is incorporated in Hong Kong and holds less than 25% (as a percent)	10.00%
Maximum percentage of equity interest of FIE at which withholding income tax rate remains unchanged	25.00%
Undistributed earnings of the Group's PRC subsidiaries considered to be permanently reinvested.	205.7
Difference in effective income tax rate from the PRC enterprise income rate
PRC enterprise income tax (as a percent)	25.00%	25.00%	25.00%
Effect of tax holiday and incentive (as a percent)		(46.00%)	(11.00%)
Effect of tax in foreign jurisdiction (as a percent)	(17.00%)	96.00%	19.00%
Other expenses not deductible for tax purpose (as a percent)	(1.00%)	18.00%	5.00%
Other income not taxable (as a percent)		(2.00%)	(2.00%)
Tax exemption and tax relief granted to the Company (as a percent)		(39.00%)	(34.00%)
Deferred tax effect due to tax rate change (as a percent)		(9.00%)	1.00%
Valuation allowance (as a percent)	(4.00%)	(7.00%)
Other	1.00%
Effective income tax rate (as a percent)	4.00%	36.00%	3.00%
Aggregate amount and per share effect of tax holidays
The aggregate dollar effect	$ (8.1)	$ 27.2	$ 31.9
Per share effect - basic (in dollars per share)	$ (0.05)	$ 0.15	$ 0.19
Per share effect - diluted (in dollars per share)	$ (0.05)	$ 0.15	$ 0.19